Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliations of Benefit Obligations, Plan Assets of Pension Plans and Funded Status of Plans
The following tables present reconciliations of plan benefit obligations, fair value of plan assets and the funded status of pension plans and other post-retirement plans as of and for the years ended December 31, 2014 and 2013:

	U.S. pension plans		Non-U.S. pension plans		Other post-retirement plans
In millions	2014	2013	2014	2013	2014	2013
Change in benefit obligations
Benefit obligation beginning of year	$346.9	$394.3	$462.0	$460.8	$42.4	$59.3
Service cost	13.1	15.6	7.4	8.4	0.2	0.3
Interest cost	15.4	14.3	17.3	17.9	1.7	1.9
Actuarial loss (gain)	50.1	(56.9)	73.0	(16.6)	0.3	(15.9)
Translation loss (gain)	—	—	(36.6)	9.7	—	—
Benefits paid	(9.3)	(20.4)	(17.9)	(18.2)	(3.1)	(3.2)
Benefit obligation end of year	$416.2	$346.9	$505.2	$462.0	$41.5	$42.4
Change in plan assets
Fair value of plan assets beginning of year	$285.8	$326.2	$286.5	$249.0	$—	$—
Actual return on plan assets	63.7	(28.9)	35.2	28.6	—	—
Company contributions	3.7	8.9	20.9	21.9	3.1	3.2
Translation gain (loss)	—	—	(15.0)	5.2	—	—
Benefits paid	(9.3)	(20.4)	(17.9)	(18.2)	(3.1)	(3.2)
Fair value of plan assets end of year	$343.9	$285.8	$309.7	$286.5	$—	$—
Funded status
Benefit obligations in excess of the fair value of plan assets	$(72.3)	$(61.1)	$(195.5)	$(175.5)	$(41.5)	$(42.4)

Amounts Recognized in Consolidated Balance Sheets
Amounts recorded in the Consolidated Balance Sheets were as follows:

	U.S. pension plans		Non-U.S. pension plans		Other post- retirement plans
In millions	2014	2013	2014	2013	2014	2013
Other non-current assets	$2.7	$0.7	$6.5	$3.7	$—	$—
Current liabilities	(4.0)	(3.9)	(4.7)	(4.7)	(3.4)	(3.7)
Non-current liabilities	(71.0)	(57.9)	(197.3)	(174.5)	(38.1)	(38.7)
Benefit obligations in excess of the fair value of plan assets	$(72.3)	$(61.1)	$(195.5)	$(175.5)	$(41.5)	$(42.4)

Pension Plans with an Accumulated Benefit Obligation or Projected Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation or projected benefit obligation in excess of plan assets as of December 31 was as follows:

	Projected benefit obligation exceeds the fair value of plan assets		Accumulated benefit obligation exceeds the fair value of plan assets
In millions	2014	2013	2014	2013
U.S. pension plans
Projected benefit obligation	$92.5	$76.3	$92.5	$76.3
Fair value of plan assets	17.5	14.5	17.5	14.5
Accumulated benefit obligation	N/A	N/A	85.1	73.1
Non-U.S. pension plans
Projected benefit obligation	$460.0	$438.2	$453.2	$420.4
Fair value of plan assets	258.1	259.0	252.3	244.5
Accumulated benefit obligation	N/A	N/A	440.9	411.5

Weighted-Average Assumptions used to Determine Domestic Benefit Obligations and Domestic Net Periodic Benefit Cost
Weighted-average assumptions used to determine net periodic benefit expense (income) for years ended December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post-retirement plans
Percentages	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rate	4.51%	3.67%	5.05%	4.13%	3.85%	4.82%	4.35%	3.40%	5.05%
Expected long-term return on plan assets	4.56%	3.75%	7.50%	5.95%	5.98%	4.09%	—	—	—
Rate of compensation increase	4.00%	4.37%	4.21%	3.02%	3.02%	2.98%	—	—	—
Weighted-average assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post-retirement plans
Percentages	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discount rate	3.63%	4.51%	3.67%	3.04%	4.13%	3.85%	3.60%	4.35%	3.40%
Rate of compensation increase	4.00%	4.00%	4.37%	2.95%	3.02%	3.02%	—	—	—

Assumed Health Care Cost Trend Rates
The assumed healthcare cost trend rates for other post-retirement plans as of December 31 were as follows:

	2014	2013
Healthcare cost trend rate assumed for following year	6.8%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year the cost trend rate reaches the ultimate trend rate	2027	2027

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in the assumed healthcare cost trend rates would have the following effects as of and for the year ended December 31, 2014:

	One Percentage Point
In millions	Increase	Decrease
Increase (decrease) in annual service and interest cost	$0.1	$(0.1)
Increase (decrease) in other post-retirement benefit obligations	1.0	(0.9)

Actual Overall Asset Allocation for U.S. And Non-U.S. Plans as Compared to Investment Policy Goals
Our actual overall asset allocation for our U.S. and non-U.S. pension plans as compared to our investment policy goals as of December 31 was as follows:

	U.S. pension plans
	Actual		Target
Percentages	2014	2013	2014	2013
Fixed income	97%	92%	100%	100%
Alternative	3%	7%	—	—
Cash	—%	1%	—	—

	Non-U.S. pension plans
	Actual		Target
Percentages	2014	2013	2014	2013
Equity securities	40%	54%	45%	56%
Fixed income	53%	41%	55%	44%
Alternative	5%	3%	—	—
Cash	2%	2%	—	—

Plan Assets Using Fair Value Hierarchy
The fair values of our pension plan assets and their respective levels in the fair value hierarchy as of December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014
In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3.1	$4.5	$—	$7.6
Fixed income:
Corporate and non U.S. government	—	373.6	—	373.6
U.S. treasuries	—	70.7	—	70.7
Mortgage-backed securities	—	8.3	—	8.3
Other	—	45.5	—	45.5
Global equity securities:
Mid cap equity	—	3.1	—	3.1
Large cap equity	—	43.7	—	43.7
International equity	—	77.0	—	77.0
Other investments	—	17.4	6.7	24.1
Total fair value of plan assets	$3.1	$643.8	$6.7	$653.6

	December 31, 2013
In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1.8	$5.9	$—	$7.7
Fixed income:
Corporate and non U.S. government	—	262.2	—	262.2
U.S. treasuries	—	75.5	—	75.5
Mortgage-backed securities	—	8.7	—	8.7
Other	—	34.1	—	34.1
Global equity securities:
Mid cap equity	—	7.3	—	7.3
Large cap equity	—	43.5	—	43.5
International equity	—	101.9	—	101.9
Long/short equity	—	0.6	—	0.6
Other investments	—	11.8	19.0	30.8
Total fair value of plan assets	$1.8	$551.5	$19.0	$572.3

Reconciliation of Level 3 Assets
The following tables present a reconciliation of Level 3 assets held during the years ended December 31, 2014 and 2013, respectively:

In millions	January 1, 2014	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2014
Other investments	$19.0	$0.7	$(11.8)	$(1.2)	$6.7

In millions	January 1, 2013	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2013
Other investments	$18.3	$1.9	$(1.2)	$—	$19.0

Expected Future Service to Be Paid by Plans
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the plans for the years ended December 31 as follows:

In millions	U.S. pension plans	Non-U.S. pension plans	Other post- retirement plans
2015	$10.0	$15.0	$3.4
2016	12.2	15.9	3.3
2017	13.7	17.1	3.2
2018	16.2	18.1	3.1
2019	18.7	18.9	3.1
Thereafter	109.7	108.4	13.8

Pension benefits
Components of Net Periodic Benefit Cost
Components of net periodic benefit expense (income) for our pension plans for the years ended December 31 were as follows:

	U. S. pension plans			Non-U.S. pension plans
In millions	2014	2013	2012	2014	2013	2012
Service cost	$13.1	$15.6	$12.9	$7.4	$8.4	$3.3
Interest cost	15.4	14.3	28.2	17.3	17.9	7.5
Expected return on plan assets	(10.5)	(9.7)	(29.4)	(15.9)	(15.2)	(3.9)
Amortization of prior year service cost (benefit)	—	0.4	—	—	(0.2)	—
Net actuarial (gain) loss	(3.1)	(18.3)	114.3	50.3	(30.0)	24.2
Net periodic benefit expense (income)	$14.9	$2.3	$126.0	$59.1	$(19.1)	$31.1

Post-retirement
Components of Net Periodic Benefit Cost
Components of net periodic benefit expense (income) for our other post-retirement plans for the years ended December 31 were as follows:

	Other post-retirement plans
In millions	2014	2013	2012
Service cost	$0.2	$0.3	$0.2
Interest cost	1.7	1.9	1.9
Amortization of prior year service benefit	—	(0.8)	—
Net actuarial loss (gain)	0.3	(15.9)	8.1
Net periodic benefit expense (income)	$2.2	$(14.5)	$10.2